UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

January 31, 2014

1.813060.109

SPU-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 6.5%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 6.5%
U.S. Treasury Bills
5/22/14	0.10%	$ 151,000,000	$ 150,953,861
U.S. Treasury Notes
2/15/14 to 6/30/14	0.08 to 0.18	851,820,000	852,875,834
TOTAL TREASURY DEBT (Cost $1,003,829,695)			1,003,829,695
Government Agency Debt - 51.6%

Federal Agencies - 51.6%
Fannie Mae
2/27/14 to 10/21/15	0.14 to 0.20 (b)	573,281,000	573,486,569
Federal Farm Credit Bank
1/13/15	0.15 (b)	30,000,000	29,994,307
8/12/14 to 1/12/15	0.13 to 0.17 (b)	95,000,000	94,990,879
Federal Home Loan Bank
2/5/14 to 12/11/15	0.08 to 0.25 (b)	6,037,248,000	6,036,963,118
Freddie Mac
2/4/14 to 10/16/15	0.10 to 0.21 (b)	1,213,600,000	1,213,462,603
TOTAL GOVERNMENT AGENCY DEBT (Cost $7,948,897,476)			7,948,897,476
Government Agency Repurchase Agreement - 39.8%
	Maturity Amount
In a joint trading account at 0.05% dated 1/31/14 due 2/3/14 (Collateralized by U.S. Government Obligations) #	$ 1,551,298,871	1,551,293,000
With:
BNP Paribas Securities Corp. at:
0.06%, dated:
1/8/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $161,740,248, 1.63% - 6.5%, 3/1/15 - 1/1/44)	158,580,763	158,562,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
BNP Paribas Securities Corp. at: - continued
0.06%, dated:
1/21/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $486,373,058, 1.22% - 6.5%, 9/1/15 - 10/1/46)	$ 476,875,272	$ 476,826,000
0.08%, dated 11/12/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $161,189,726, 1.63% - 5.5%, 6/1/20 - 1/1/44)	158,031,600	158,000,000
Citibank NA at 0.04%, dated 1/28/14 due 2/4/14 (Collateralized by U.S. Government Obligations valued at $485,523,238, 2.3% - 5.5%, 11/1/20 - 8/15/53)	476,003,702	476,000,000
Credit Suisse Securities (U.S.A.) LLC at 0.12%, dated 1/8/14 due 5/8/14 (Collateralized by U.S. Government Obligations valued at $81,380,657, 5% - 5.5%, 4/25/37 - 9/25/40)	79,031,600	79,000,000
ING Financial Markets LLC at:
0.08%, dated 1/28/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $242,615,337, 2.5% - 7.5%, 12/1/24 - 5/1/43)	237,885,185	237,854,000
0.12%, dated:
12/4/13 due 2/3/14 (Collateralized by U.S. Government Obligations valued at $56,791,663, 2.5% - 3.5%, 5/1/28 - 11/1/42)	55,677,319	55,666,000
12/16/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $97,056,420, 3.5% - 6%, 6/1/30 - 4/1/43)	95,158,296	95,138,000
Merrill Lynch, Pierce, Fenner & Smith at 0.07%, dated 1/13/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $323,991,749, 2.32% - 4%, 7/1/22 - 12/1/43)	317,663,056	317,626,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.11%, dated:
1/9/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $47,943,662, 2.09% - 5.5%, 9/1/23 - 8/1/48)	47,006,750	47,000,000
1/21/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $37,741,500, 2.13% - 4.5%, 8/1/24 - 11/1/43)	37,005,879	37,000,000
0.13%, dated:
1/16/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $52,023,381, 1.92% - 4.5%, 8/1/24 - 11/1/43)	51,016,207	51,000,000
1/29/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $44,880,811, 1.89% - 6.5%, 8/1/24 - 11/20/43)	44,013,506	44,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at: - continued
0.15%, dated:
10/22/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $36,735,912, 2.13% - 6.5%, 8/1/24 - 11/1/43)	$ 36,018,000	$ 36,000,000
11/19/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $37,751,951, 1.89% - 4.5%, 8/1/24 - 11/1/43)	37,014,029	37,000,000
12/4/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $68,357,370, 2.09% - 4.5%, 9/1/23 - 11/1/43)	67,025,125	67,000,000
0.16%, dated 11/4/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $74,490,115, 1.89% - 6%, 9/1/24 - 11/1/43)	73,037,636	73,000,000
0.17%, dated 12/16/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $47,951,093, 1.89% - 5.5%, 8/1/24 - 8/1/48)	47,028,853	47,000,000
0.2%, dated 9/3/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $64,314,621, 1.89% - 4.5%, 9/1/24 - 11/1/43)	63,063,700	63,000,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 11/21/13 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $176,363,511, 0% - 5.5%, 5/1/14 - 11/15/43)	172,634,995	172,571,000
RBC Capital Markets Corp. at:
0.05%, dated 1/17/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $316,876,674, 2% - 6%, 5/1/19 - 1/25/44)	310,552,077	310,540,000
0.07%, dated:
1/14/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $242,869,379, 0.46% - 5.5%, 1/30/19 - 9/1/44)	237,361,227	237,334,000
1/21/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $162,124,938, 2.26% - 4.5%, 9/1/26 - 1/20/44)	158,960,234	158,942,000
0.11%, dated:
12/5/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $161,046,184, 1.63% - 5.24%, 10/1/26 - 12/20/43)	157,703,357	157,660,000
12/6/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $162,539,778, 2.5% - 5%, 7/1/27 - 1/20/44)	159,367,327	159,324,000
12/16/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $259,925,731, 2.5% - 5%, 12/1/25 - 1/1/44)	254,861,846	254,791,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Wells Fargo Securities, LLC at:
0.12%, dated:
11/6/13 due 2/10/14 (Collateralized by U.S. Government Obligations valued at $57,140,677, 0.46% - 7%, 1/1/17 - 2/1/44)	$ 56,017,920	$ 56,000,000
11/12/13 due 2/14/14 (Collateralized by U.S. Government Obligations valued at $306,151,087, 0.46% - 6.5%, 2/1/16 - 7/16/47)	300,094,000	300,000,000
0.13%, dated 11/15/13 due 2/13/14 (Collateralized by U.S. Government Obligations valued at $225,326,123, 0.41% - 8.5%, 2/27/14 - 2/1/44)	220,071,500	220,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $6,135,127,000)		6,135,127,000
Treasury Repurchase Agreement - 2.3%

With Mizuho Securities U.S.A., Inc. at 0.12%, dated 11/21/13 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $360,355,698, 0% - 6.13%, 7/24/14 - 5/15/42) (Cost $353,191,000)	353,295,780	353,191,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $15,441,045,171)		15,441,045,171
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(30,741,328)
NET ASSETS - 100%		$ 15,410,303,843
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,551,293,000 due 2/03/14 at 0.05%
BNY Mellon Capital Markets LLC	$ 148,882,793
Bank of America NA	196,881,520
Mizuho Securities USA, Inc.	1,205,528,687
$ 1,551,293,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2014, the cost of investment securities for income tax purposes was $15,441,045,171.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Money Market Fund

January 31, 2014

1.813021.109

SPM-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 50.7%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 5.7%
Citibank NA
	2/3/14 to 5/20/14	0.21 to 0.31%	$ 125,000	$ 125,000
Fifth Third Bank, Cincinnati
	2/3/14 to 2/18/14	0.30 to 0.32	15,000	15,000
RBS Citizens NA
	2/5/14	0.25	13,500	13,500
				153,500
London Branch, Eurodollar, Foreign Banks - 4.6%
ING Bank NV
	4/4/14	0.20	26,000	26,000
Mizuho Corporate Bank Ltd.
	3/4/14 to 5/6/14	0.25 to 0.28	18,000	18,000
National Australia Bank Ltd.
	2/21/14 to 4/8/14	0.19 to 0.25 (c)	80,000	80,000
				124,000
New York Branch, Yankee Dollar, Foreign Banks - 40.4%
Bank of Montreal Chicago CD Program
	10/15/14	0.21 (c)	22,000	22,000
Bank of Nova Scotia
	4/1/14 to 11/3/14	0.20 to 0.30 (c)	83,000	83,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	4/2/14 to 6/3/14	0.25 to 0.72 (c)	124,000	124,008
BNP Paribas New York Branch
	4/10/14	0.25	12,000	12,000
Canadian Imperial Bank of Commerce
	6/7/14 to 10/14/14	0.21 to 0.29 (c)	53,000	53,000
Credit Industriel et Commercial
	2/4/14 to 2/7/14	0.15	71,000	71,000
Credit Suisse AG
	6/6/14 to 8/11/14	0.31 to 0.32 (c)	61,000	61,000
KBC Bank NV
	2/4/14 to 2/7/14	0.20	101,000	101,000
Mitsubishi UFJ Trust & Banking Corp.
	2/21/14	0.32	3,000	3,000
Mizuho Corporate Bank Ltd.
	2/7/14 to 6/9/14	0.25	76,000	76,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires New York Branch
	3/14/14 to 3/31/14	0.23%	$ 40,000	$ 40,000
National Bank of Canada
	4/11/14 to 7/18/14	0.30 to 0.33 (c)	78,000	77,995
Nordea Bank AB
	4/14/14	0.20	26,000	26,000
Royal Bank of Canada
	6/3/14	0.22 (c)	10,000	10,000
Skandinaviska Enskilda Banken
	3/20/14	0.24	10,000	10,000
Societe Generale
	3/7/14	0.26 (c)	40,000	40,000
Sumitomo Mitsui Banking Corp.
	2/10/14 to 7/15/14	0.21 to 0.30 (c)	136,000	136,000
Sumitomo Mitsui Trust Banking Ltd.
	2/4/14 to 5/5/14	0.26 to 0.27	65,000	65,000
Toronto-Dominion Bank
	4/8/14 to 10/10/14	0.21 to 0.25	41,000	41,000
UBS AG
	4/30/14 to 7/11/14	0.25 to 0.28 (c)	39,000	39,000
				1,091,003
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,368,503)				1,368,503
Financial Company Commercial Paper - 14.2%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	2/5/14	0.24	2,000	2,000
Barclays U.S. Funding Corp.
	2/3/14 to 3/20/14	0.12 to 0.23	18,000	17,997
BAT International Finance PLC
	2/25/14	0.27	2,000	2,000
BNP Paribas Finance, Inc.
	2/4/14 to 6/2/14	0.22 to 0.25	81,000	80,973
Commonwealth Bank of Australia
	3/28/14	0.26 (c)	29,000	29,002
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Credit Agricole North America
	2/3/14	0.11%	$ 24,000	$ 24,000
Credit Suisse AG
	4/1/14 to 4/7/14	0.28	15,000	14,993
Deutsche Bank Financial LLC
	2/27/14	0.22	33,000	32,995
General Electric Capital Corp.
	5/1/14 to 5/2/14	0.22	4,000	3,998
JPMorgan Chase & Co.
	2/3/14 to 3/7/14	0.26 to 0.27 (c)	26,000	26,000
Natexis Banques Populaires U.S. Finance Co. LLC
	2/18/14 to 3/31/14	0.23 to 0.24	51,000	50,988
Nationwide Building Society
	3/4/14	0.24	10,000	9,998
PNC Bank NA
	9/15/14	0.26	25,000	24,959
Skandinaviska Enskilda Banken AB
	3/19/14 to 3/25/14	0.24	35,000	34,989
Swedbank AB
	2/10/14	0.24	20,000	19,999
Toronto Dominion Holdings (U.S.A.)
	2/18/14	0.25	7,000	6,999
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $381,890)				381,890
Asset Backed Commercial Paper - 0.2%

Ciesco LP (Citibank NA Guaranteed)
(Cost $6,000)	2/3/14	0.31 (b)	6,000	6,000
Other Commercial Paper - 3.5%

BPCE SA
	3/3/14	0.20	15,000	14,998
Comcast Corp.
	2/14/14	0.25	5,000	5,000
Other Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Devon Energy Corp.
	3/3/14	0.31% (c)	$ 14,500	$ 14,500
JPMorgan Securities LLC
	5/23/14	0.30	32,000	31,970
PNC Bank NA
	4/17/14	0.27	3,000	3,000
Toyota Motor Credit Corp.
	3/13/14	0.19 (c)	10,000	10,000
Verizon Communications, Inc.
	3/17/14	0.36 (c)	13,000	13,000
Vodafone Group PLC
	2/21/14	0.25	3,000	3,000
TOTAL OTHER COMMERCIAL PAPER (Cost $95,468)				95,468
Treasury Debt - 8.1%

U.S. Treasury Obligations - 8.1%
U.S. Treasury Bills
	4/24/14 to 10/16/14	0.14 to 0.16	63,850	63,812
U.S. Treasury Notes
	2/15/14 to 9/30/14	0.09 to 0.18	154,000	155,143
TOTAL TREASURY DEBT (Cost $218,955)				218,955
Other Note - 1.3%

Medium-Term Notes - 1.3%
Dominion Resources, Inc.
	3/17/14	0.36 (b)(c)	8,000	8,000
Svenska Handelsbanken AB
	7/15/14 to 7/25/14	0.27 (b)(c)	26,000	26,000
TOTAL OTHER NOTE (Cost $34,000)				34,000
Variable Rate Demand Note - 0.4%
		Yield (a)	Principal Amount (000s)	Value (000s)
Delaware - 0.4%
LP Pinewood SPV LLC Taxable LOC Wells Fargo Bank NA, VRDN
(Cost $11,700)	2/7/14	0.16% (c)	$ 11,700	$ 11,700
Government Agency Debt - 7.0%

Federal Agencies - 7.0%
Fannie Mae
	10/21/15	0.15 (c)	29,000	28,995
Federal Home Loan Bank
	3/25/14 to 10/23/15	0.14 to 0.25 (c)	81,580	81,579
Freddie Mac
	6/26/15 to 10/16/15	0.14 to 0.15 (c)	78,870	78,862
TOTAL GOVERNMENT AGENCY DEBT (Cost $189,436)				189,436
Other Municipal Debt - 1.0%

New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.33% tender 2/27/14, CP mode (d)	13,100	13,100
Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14	12,900	13,033
TOTAL OTHER MUNICIPAL DEBT (Cost $26,133)		26,133
Government Agency Repurchase Agreement - 3.7%
	Maturity Amount (000s)
In a joint trading account at 0.05% dated 1/31/14 due 2/3/14 (Collateralized by U.S. Government Obligations) #	$ 7,874	7,874
With Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.11%, dated:
1/9/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $8,160,623, 1.89% - 6%, 8/1/24 - 11/1/43)	8,001	8,000
1/21/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $7,140,284, 2.09% - 4.5%, 8/1/24 - 11/1/43)	7,001	7,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With Mitsubishi UFJ Securities (U.S.A.), Inc. at: - continued
0.13%, dated:
1/16/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $9,180,597, 2.09% - 4.5%, 9/1/23 - 11/1/43)	$ 9,003	$ 9,000
1/29/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $8,160,148, 1.89% - 4.5%, 8/1/24 - 11/1/43)	8,002	8,000
0.15%, dated:
10/22/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $7,143,095, 2.13% - 4.5%, 8/1/24 - 9/1/43)	7,004	7,000
11/19/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $7,142,261, 3% - 4.5%, 8/1/24 - 11/1/43)	7,003	7,000
12/4/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $12,243,111, 2.09% - 4.5%, 8/1/24 - 11/1/43)	12,005	12,000
0.16%, dated 11/4/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $14,285,776, 1.89% - 5.5%, 9/1/24 - 11/1/43)	14,007	14,000
0.17%, dated 12/16/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $8,161,888, 1.34% - 5%, 8/1/24 - 2/1/44)	8,005	8,000
0.2%, dated 9/3/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $13,271,271, 2.42% - 5%, 8/1/24 - 11/1/43)	13,013	13,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $100,874)		100,874
Other Repurchase Agreement - 10.5%

Other Repurchase Agreement - 10.5%
With:
BNP Paribas Securities Corp. at:
0.3%, dated 12/12/13 due 2/7/14 (Collateralized by Corporate Obligations valued at $3,151,392, 0.88% - 9.25%, 2/15/14 - 8/6/19)	3,002	3,000
0.48%, dated 12/9/13 due 2/7/14 (Collateralized by Corporate Obligations valued at $1,080,807, 4.88% - 8.13%, 3/15/14 - 3/15/22)	1,001	1,000
Citigroup Global Markets, Inc. at:
0.82%, dated 1/16/14 due 4/16/14 (Collateralized by Corporate Obligations valued at $4,321,772, 0.89%, 3/15/28)	4,008	4,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Citigroup Global Markets, Inc. at: - continued
0.87%, dated 11/26/13 due 2/24/14 (Collateralized by Corporate Obligations valued at $1,081,801, 0.91%, 5/15/27)	$ 1,002	$ 1,000
0.98%, dated 11/21/13 due 5/6/14 (Collateralized by Corporate Obligations valued at $7,575,230, 0.14% - 6.46%, 7/25/30 - 11/25/52)	7,034	7,000
Credit Suisse Securities (U.S.A.) LLC at:
0.18%, dated 1/28/14 due 2/4/14 (Collateralized by U.S. Government Obligations valued at $4,120,872, 3.25%, 10/16/53)	4,000	4,000
0.7%, dated 1/10/14 due 7/9/14 (Collateralized by Corporate Obligations valued at $5,402,961, 0.27% - 5.51%, 2/25/36 - 5/25/47)	5,018	5,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $3,121,921, 0.39% - 2.73%, 12/25/33 - 6/25/47)	3,011	3,000
10/22/13 due 4/21/14 (Collateralized by Mortgage Loan Obligations valued at $3,247,836, 0.31% - 5.5%, 4/21/25 - 6/25/47)	3,011	3,000
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $3,245,003, 0.39% - 4.98%, 5/15/24 - 1/16/53)	3,011	3,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $8,655,971, 0.39% - 5.81%, 5/15/24 - 2/16/52)	8,028	8,000
12/6/13 due 6/4/14 (Collateralized by U.S. Government Obligations valued at $5,206,785, 0.27% - 2.31%, 2/25/36 - 1/16/53)	5,018	5,000
1/6/14 due 7/3/14 (Collateralized by Mortgage Loan Obligations valued at $3,241,889, 0% - 5.5%, 2/28/35 - 6/25/47)	3,011	3,000
ING Financial Markets LLC at:
0.28%, dated 1/31/14 due 2/3/14 (Collateralized by Corporate Obligations valued at $29,165,371, 3.88% - 12.13%, 9/27/16 - 5/1/23)	27,001	27,000
0.29%, dated 1/14/14 due 2/7/14 (Collateralized by Equity Securities valued at $2,160,352)	2,000	2,000
J.P. Morgan Clearing Corp. at:
0.49%, dated 1/7/14 due 5/1/14 (Collateralized by Equity Securities valued at $3,262,016)	3,006	3,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at: - continued
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $5,442,152)	$ 5,013	$ 5,000
0.59%, dated 12/9/13 due 4/8/14 (Collateralized by Corporate Obligations valued at $5,441,416, 3.25%, 8/15/37)	5,010	5,000
0.6%, dated 10/17/13 due 2/14/14 (Collateralized by Corporate Obligations valued at $5,445,551, 2.2%, 12/15/18 - 12/15/20)	5,010	5,000
0.62%, dated:
10/8/13 due 5/1/14 (Collateralized by Corporate Obligations valued at $5,446,528, 2.2%, 12/15/18)	5,018	5,000
12/18/13 due 5/16/14 (Collateralized by Corporate Obligations valued at $4,351,502, 5%, 5/15/15)	4,010	4,000
J.P. Morgan Securities, Inc. at:
0.19%, dated 1/28/14 due 2/4/14 (Collateralized by U.S. Government Obligations valued at $5,150,308, 0.5% - 8.43%, 11/15/23 - 6/15/39)	5,000	5,000
0.61%, dated:
10/29/13 due 5/1/14 (Collateralized by Mortgage Loan Obligations valued at $3,247,726, 5.52%, 1/15/49)	3,011	3,000
11/13/13 due 3/13/14 (Collateralized by Mortgage Loan Obligations valued at $5,408,003, 6.64%, 2/12/51)	5,010	5,000
0.62%, dated:
10/7/13 due 5/1/14 (Collateralized by Mortgage Loan Obligations valued at $9,742,349, 2.69% - 5.75%, 2/25/37 - 8/12/48)	9,033	9,000
11/13/13 due 5/1/14 (Collateralized by Mortgage Loan Obligations valued at $5,407,604, 6% - 6.64%, 10/25/35 - 2/12/51)	5,023	5,000
1/14/14 due 5/1/14 (Collateralized by Mortgage Loan Obligations valued at $12,964,290, 3.24% - 5%, 11/25/35 - 4/25/37)	12,050	12,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.2%, dated 1/31/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $13,390,223, 0.56% - 1.59%, 10/16/54 - 7/20/62)	13,001	13,000
0.25%, dated 1/31/14 due 2/7/14 (Collateralized by Equity Securities valued at $14,040,301)	13,001	13,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at: - continued
0.73%, dated 1/9/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $9,724,928, 3%, 10/15/14 - 11/15/17)	$ 9,010	$ 9,000
0.85%, dated 1/7/14 due 3/11/14 (Collateralized by Mortgage Loan Obligations valued at $8,645,915, 0.27% - 7%, 6/25/20 - 2/25/47)	8,012	8,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.25%, dated 1/9/14 due 2/7/14 (Collateralized by Corporate Obligations valued at $1,050,183, 2.88% - 6%, 6/24/14 - 1/15/36)	1,000	1,000
0.27%, dated:
1/6/14 due 2/6/14 (Collateralized by Equity Securities valued at $2,160,486)	2,000	2,000
1/7/14 due 2/4/14 (Collateralized by Equity Securities valued at $2,160,482)	2,000	2,000
0.31%, dated 1/16/14 due 2/7/14 (Collateralized by Equity Securities valued at $5,400,866)	5,003	5,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
1/22/14 due 2/5/14 (Collateralized by Equity Securities valued at $2,160,252)	2,000	2,000
1/28/14 due 2/7/14 (Collateralized by Equity Securities valued at $2,160,142)	2,000	2,000
1/30/14 due 2/7/14 (Collateralized by Equity Securities valued at $2,160,337)	2,000	2,000
1/31/14 due 2/7/14 (Collateralized by Equity Securities valued at $3,240,115)	3,000	3,000
0.52%, dated 1/2/14 due 2/3/14 (Collateralized by U.S. Government Obligations valued at $2,494,538, 6.48% - 7.54%, 4/15/36)	2,001	2,000
0.92%, dated:
11/4/13 due 2/3/14 (Collateralized by Corporate Obligations valued at $3,989,880, 1.66%, 10/25/37)	3,007	3,000
11/12/13 due 2/10/14 (Collateralized by U.S. Government Obligations valued at $2,081,585, 0.33% - 6.29%, 2/25/37 - 10/25/41)	2,005	2,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at: - continued
0.92%, dated: - continued
12/4/13 due 3/4/14 (Collateralized by Mortgage Loan Obligations valued at $5,329,617, 0.49% - 11.25%, 9/20/21 - 8/1/42)	$ 5,012	$ 5,000
1.05%, dated 1/9/14 due 5/9/14 (Collateralized by Corporate Obligations valued at $2,161,052, 4.82% - 5.9%, 9/16/19 - 8/15/39)	2,007	2,000
1.1%, dated 10/30/13 due 2/27/14 (Collateralized by Corporate Obligations valued at $2,165,889, 5% - 7.5%, 12/16/19 - 8/15/39)	2,007	2,000
RBC Capital Markets Co. at:
0.23%, dated 1/31/14 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $2,058,955, 3% - 6.46%, 9/1/28 - 11/1/43)	2,000	2,000
0.31%, dated 12/23/13 due 2/7/14 (Collateralized by U.S. Government Obligations valued at $4,120,821, 3% - 14.4%, 2/1/28 - 11/25/43)	4,003	4,000
0.4%, dated 1/28/14 due 2/7/14
(Collateralized by Corporate Obligations valued at $1,080,072, 8.88%, 7/15/19)	1,000	1,000
(Collateralized by Mortgage Loan Obligations valued at $1,050,189, 2.66% - 5.31%, 11/15/26 - 11/10/45)	1,000	1,000
(Collateralized by Corporate Obligations valued at $1,050,071, 0.5% - 4.35%, 2/16/16 - 6/25/41)	1,000	1,000
RBS Securities, Inc. at:
0.6%, dated 1/28/14 due 2/4/14 (Collateralized by U.S. Government Obligations valued at $7,144,293, 4.5%, 2/1/44)	7,001	7,000
1.05%, dated 1/14/14 due 2/13/14 (Collateralized by U.S. Government Obligations valued at $3,065,403, 3.5%, 1/1/34)	3,003	3,000
SG Americas Securities, LLC at:
0.2%, dated 1/31/14 due 2/3/14 (Collateralized by Corporate Obligations valued at $15,750,263, 4.65% - 7.95%, 3/9/17 - 2/15/31)	15,000	15,000
0.25%, dated:
1/28/14 due 2/4/14 (Collateralized by Equity Securities valued at $6,480,287)	6,000	6,000
1/30/14 due 2/6/14 (Collateralized by Equity Securities valued at $6,480,186)	6,000	6,000
1/31/14 due 2/7/14 (Collateralized by Equity Securities valued at $5,400,459)	5,000	5,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at 0.44%, dated:
1/8/14 due 2/7/14 (Collateralized by Corporate Obligations valued at $5,255,069, 0% - 5%, 2/15/14 - 10/15/20)	$ 5,006	$ 5,000
1/15/14 due 2/7/14 (Collateralized by Corporate Obligations valued at $3,157,188, 0.75% - 5%, 9/15/15 - 5/15/41)	3,003	3,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $282,000)		282,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,714,959)		2,714,959
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(17,380)
NET ASSETS - 100%		$ 2,697,579
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION N
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,000,000 or 1.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,874,000 due 2/03/14 at 0.05%
BNY Mellon Capital Markets LLC	$ 756
Bank of America NA	999
Mizuho Securities USA, Inc.	6,119
$ 7,874
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2014, the cost of investment securities for income tax purposes was $2,714,959,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Treasury Money Market Fund

January 31, 2014

1.964323.100

FTM-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 33.1%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 33.1%
U.S. Treasury Bills
2/20/14 to 5/29/14	0.08 to 0.11%	$ 2,971,000	$ 2,970,106
U.S. Treasury Notes
2/15/14 to 2/28/15	0.08 to 0.18	11,450,000	11,515,452
TOTAL TREASURY DEBT (Cost $14,485,558)			14,485,558
Treasury Repurchase Agreement - 66.6%
	Maturity Amount
In a joint trading account at 0.03% dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations) #	$ 23,267,056	23,267,000
With:
Barclays Capital, Inc. at:
0.04%, dated 1/31/14 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $1,020,018, 1.88%, 6/30/20)	1,000,008	1,000,000
0.06%, dated 1/13/14 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $786,475, 0.88% - 3.13%, 1/31/17 - 11/15/41)	771,117	771,000
0.08%, dated:
1/6/14 due 4/7/14 (Collateralized by U.S. Treasury Obligations valued at $619,208, 1.88% - 3.13%, 6/30/20 - 11/15/41)	607,123	607,000
1/31/14 due 5/2/14 (Collateralized by U.S. Treasury Obligations valued at $1,020,018, 1.88%, 6/30/20)	1,000,202	1,000,000
BNP Paribas Securities Corp. at:
0.05%, dated 1/21/14 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $1,293,821, 0% - 10.63%, 2/6/14 - 11/15/42)	1,267,109	1,267,000
Treasury Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
BNP Paribas Securities Corp. at: - continued
0.07%, dated 11/12/13 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $535,651, 0.25% - 7.5%, 2/15/14 - 2/15/43)	$ 520,091	$ 520,000
Mizuho Securities U.S.A., Inc. at 0.12%, dated 11/21/13 due 2/7/14 (Collateralized by U.S. Treasury Obligations valued at $720,300, 0%, 2/6/14)	706,209	706,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $29,138,000)		29,138,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $43,623,558)		43,623,558
NET OTHER ASSETS (LIABILITIES) - 0.3%		146,528
NET ASSETS - 100%		$ 43,770,086
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$23,267,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 6,803,408
HSBC Securities (USA), Inc.	5,934,027
J.P. Morgan Securities, Inc.	3,045,817
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,721,363
Wells Fargo Securities LLC	4,762,385
$ 23,267,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2014, the cost of investment securities for income tax purposes was $43,623,558.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Treasury Only
Money Market Fund

January 31, 2014

1.813057.109

TMM-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 99.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 99.9%
U.S. Treasury Bills
2/6/14 to 7/10/14	0.00 to 0.14%	$ 4,424,476	$ 4,423,990
U.S. Treasury Bonds
8/15/14	0.15	25,000	24,980
U.S. Treasury Notes
2/15/14 to 5/31/14	0.03 to 0.11	751,000	752,738
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,201,708)	5,201,708
NET OTHER ASSETS (LIABILITIES) - 0.1%	5,367
NET ASSETS - 100%	$ 5,207,075
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2014, the cost of investment securities for income tax purposes was $5,201,708,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014